Annual Notice of Securities Sold Pursuant to Rule 24F-2

              U.S. SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C. 20549

                             FORM 24F-2
                  Annual Notice of Securities Sold
                       Pursuant to Rule 24f-2

      Read instructions at end of Form before preparing Form.
                       Please print or type.

1.   Name and address of issuer:

     Total Return U.S. Treasury Fund, Inc.
     135 East Baltimore Street
     Baltimore, MD  21202
___________________________________________________________________

2. Name of each series or class of funds for which this notice is filed:

     Flag Investors Class A Shares
     Flag Investors Class B Shares*
     ISI Total Return U.S. Treasury Fund Shares
     ___________
       *   Commenced operations June 20, 1996
___________________________________________________________________

3.   Investment Company Act File Number:  811-5040

     Securities Act File Number:  33-12179
___________________________________________________________________

4.   Last day of fiscal year for which this notice is filed:

     October 31, 1996
___________________________________________________________________

5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:

     N/A                                                         [ ]

6.   Date of termination of issuer's declaration under rule 24f-
     2(a)(1), if applicable (see Instruction A.6):

     N/A
___________________________________________________________________



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7.   Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

     5,626,778 shares @ $55,993,461
___________________________________________________________________

8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

     9,251,185 shares @ $87,824,419
___________________________________________________________________

9. Number and aggregate sale price of securities sold during the fiscal year:

     4,416,221 shares @ $44,226,262.11 (See attached Schedule A)
___________________________________________________________________

10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule
     24f-2:

     0*
     ________
       * Because of credits for prior net redemptions as shown in Items 7 and 8, no shares were sold in reliance upon Rule 24f-2 in the fiscal year ended
               October 31, 1996.

___________________________________________________________________

11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

     Included in Item 9 above.  (See attached Schedule A)

















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12.  Calculation of registration fee:

     (i) Aggregate sale price of securities sold during the fiscal year in reliance on rule 24f-2 (from
                    Item 10):
                                            $          0
                                            ________________________
     (ii) Aggregate price of shares issued in connection with dividend reinvestment plans (from Item 11, if applicable):
                                            +          --
                                            ________________________
     (iii) Aggregate price of shares redeemed or repurchased during the fiscal year (if applicable):
                                           -           --
                                            ________________________
     (iv)      Aggregate price of shares redeemed or repurchased
               and previously applied as a reduction to filing fees pursuant to rule 24e-2 (if applicable):
                                            +          0
                                            ________________________
     (v) Net aggregate price of securities sold and issued during the fiscal year in reliance on rule 24f-2 {line (i), plus line (ii), less line
                    (iii), plus line (iv)} (if applicable):
                                                        0
                                            ________________________
     (vi) Multiplier prescribed by Section 6(b) of the Securities Act of 1933 or other applicable law or regulation (see Instruction C.6):
                                                x      1/3,300
                                            ________________________
     (vii)     Fee due {line (i) or line (v) multiplied by line
               (vi)}:


                                            $           0
                                            ========================
Instruction:   Issuers should complete lines (ii), (iii), (iv), and
               (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See
               Instruction C.3.













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13.  Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR
     202.3a).

                                                                 [ ]


     Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:





                             SIGNATURES

This report has been signed by the following person on behalf of the issuer and in the capacities and on the date indicated.

By (Signature and Title)*     /s/ Joseph A. Finelli
                              Joseph A. Finelli
                              Treasurer




Date  December 20, 1996

 * Please print the name and title of the signing officer below the signature.
























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               TOTAL RETURN U.S. TREASURY FUND, INC.

                             SCHEDULE A

                                                 SALES                                   REDEMPTIONS

                                 Number of Shares         Aggregate              Number             Aggregate
                                       Sold               Sales Price      of Shares Redeemed    Redemption Price

 ISI Shares                            2,043,599     $      20,394,039           3,510,095      $   34,725,846
   Reinvested Dividends                  865,140             8,518,116

 Flag Class A Shares                     914,108             8,996,346           2,986,509          29,396,253
   Reinvested Dividends                  580,880             5,722,783

 Flag Class B Shares                      12,460               121,164               --                  --
   Reinvested Dividends                       34                   322
 Front-End Sales Commissions               --                  473,492.11
                                       _________           ___________            _________          _________

                                       4,416,221          $ 44,226,262.11        6,496,604       $  64,122,099

By offsetting the Fund's sales in fiscal year 1996 ($44,226,262.11) with credits for registrations of prior net redemptions (5,626,778 shares @ $55,993,461 remaining from prior years plus 9,251,185 shares @ $87,824,419 registered in fiscal year 1996), no shares were sold pursuant to Rule 24f-2 in the fiscal year ended October 31, 1996. Accordingly, no fee is due.

























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2000 One Logan Square                          Morgan, Lewis
                                                &Bockius LLP
Philadelphia, PA 19103-6993                COUNSELORS AT LAW

215-963-5000

FAX: 215-963-5299



December 20, 1996


Total Return U.S. Treasury Fund, Inc.
135 East Baltimore Street
Baltimore, MD 21202

Re:               Rule 24f-2 Notice for
                  Total Return U.S. Treasury Fund, Inc.
                  (File Nos. 33-12179 and 811-5040)

Gentlemen:

Total Return U.S. Treasury Fund, Inc. (the "Fund") is a corporation organized under the laws of the State of Maryland with its principal place of business in Baltimore, Maryland. The Fund is an open-end diversified management investment company registered with the Securities and Exchange Commission (the "Commission") under the Investment Company Act of 1940 (the "1940 Act"). This opinion relates to shares of common stock, par value $.001 per share, sold by the Fund in reliance upon Rule 24f-2 during its fiscal year ended October 31, 1996, the registration of which is made definite by the filing of the attached Notice.

We have reviewed all proceedings taken by the Fund in connection with the offer and sale of the shares of common stock, par value
$.001 per share, which have been offered under Prospectuses included as part of the Fund's Registration Statement on Form N-1A, as amended to the date hereof, which has been filed with the Commission under the Securities Act of 1933 and the 1940 Act
(collectively, the "Registration Statement").

We are of the opinion that such shares of common stock, when sold and issued in return for the payment described in the Fund's
Registration Statement, were legally issued, fully paid and non-assessable by the Fund.


Very truly yours,


/s/ Morgan, Lewis & Bockius LLP


cc:  Mr. R. Alan Medaugh

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